Risk Management - Disclosure of movement in gross exposure for loan commitment and financial guarantees (Details) - Loan commitments and financial guarantee contracts - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Gross exposure
Loan commitments and financial guarantee contracts
Net transfers between stages	£ 0	£ 0
Gross exposure | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	11,435	8,228
Net transfers between stages	0	0
Business activity in the year	8,970	8,048
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(8,151)	(4,449)
Limit management and final repayments	(374)	(392)
Closing/Ending balance	11,880	11,435
Gross exposure | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	165,114	147,740
Net transfers between stages	0	0
Business activity in the year	28,490	31,610
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(8,101)	91
Limit management and final repayments	(13,828)	(14,327)
Disposals	(5,522)
Closing/Ending balance	166,153	165,114
Gross exposure | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	8,881	9,186
Business activity in the year	626	782
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(322)	20
Limit management and final repayments	(850)	(1,107)
Disposals	(787)
Closing/Ending balance	7,548	8,881
Gross exposure | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	246,727	234,154
Business activity in the year	52,067	52,270
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	8,962	8,680
Limit management and final repayments	(65,554)	(48,377)
Closing/Ending balance	242,202	246,727
Accumulated impairment
Loan commitments and financial guarantee contracts
Net transfers between stages	0	0
Accumulated impairment | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0
Accumulated impairment | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	(66)	(113)
Net transfers between stages	0	0
Business activity in the year	(21)	(18)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	15	32
Limit management and final repayments	17	33
Disposals	0
Closing/Ending balance	(55)	(66)
Accumulated impairment | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	(6)	(8)
Business activity in the year	0	(2)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	5	4
Limit management and final repayments	0	0
Disposals	0
Closing/Ending balance	(1)	(6)
Accumulated impairment | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	(367)	(383)
Business activity in the year	(89)	(64)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	10	(17)
Limit management and final repayments	86	97
Closing/Ending balance	(360)	(367)
Stage 1 | Gross exposure | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	11,093	7,776
Net transfers between stages	131	(47)
Business activity in the year	8,970	8,048
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(8,097)	(4,336)
Limit management and final repayments	(342)	(348)
Closing/Ending balance	11,755	11,093
Stage 1 | Gross exposure | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	162,471	144,791
Net transfers between stages	(1,837)	(1,940)
Business activity in the year	28,148	31,376
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(6,183)	2,148
Limit management and final repayments	(13,584)	(13,904)
Disposals	(5,291)
Closing/Ending balance	163,724	162,471
Stage 1 | Gross exposure | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	8,416	8,607
Net transfers between stages	(31)	(9)
Business activity in the year	625	781
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(341)	110
Limit management and final repayments	(797)	(1,073)
Disposals	(756)
Closing/Ending balance	7,116	8,416
Stage 1 | Gross exposure | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	230,275	212,889
Net transfers between stages	(122)	1,241
Business activity in the year	48,961	50,411
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	9,733	10,109
Limit management and final repayments	(60,949)	(44,375)
Closing/Ending balance	227,898	230,275
Stage 1 | Accumulated impairment | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0
Stage 1 | Accumulated impairment | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	(53)	(59)
Net transfers between stages	(13)	(30)
Business activity in the year	(18)	(13)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	24	36
Limit management and final repayments	8	13
Disposals	0
Closing/Ending balance	(52)	(53)
Stage 1 | Accumulated impairment | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	(6)	(6)
Net transfers between stages	0	0
Business activity in the year	0	(2)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	5	2
Limit management and final repayments	0	0
Disposals	0
Closing/Ending balance	(1)	(6)
Stage 1 | Accumulated impairment | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	(105)	(108)
Net transfers between stages	(41)	(29)
Business activity in the year	(28)	(33)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	57	39
Limit management and final repayments	26	26
Closing/Ending balance	(91)	(105)
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	340	448
Net transfers between stages	(141)	41
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(44)	(106)
Limit management and final repayments	(30)	(43)
Closing/Ending balance	125	340
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	2,515	2,807
Net transfers between stages	1,760	1,853
Business activity in the year	341	226
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,845)	(1,969)
Limit management and final repayments	(220)	(402)
Disposals	(221)
Closing/Ending balance	2,330	2,515
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	440	535
Net transfers between stages	28	(8)
Business activity in the year	1	1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	7	(77)
Limit management and final repayments	(33)	(11)
Disposals	(30)
Closing/Ending balance	413	440
Lifetime expected credit losses | Stage 2 | Gross exposure | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	15,433	20,418
Net transfers between stages	216	(1,555)
Business activity in the year	2,701	1,666
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(480)	(1,383)
Limit management and final repayments	(4,265)	(3,713)
Closing/Ending balance	13,605	15,433
Lifetime expected credit losses | Stage 2 | Accumulated impairment | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0
Lifetime expected credit losses | Stage 2 | Accumulated impairment | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	(13)	(54)
Net transfers between stages	13	30
Business activity in the year	(3)	(5)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(9)	(4)
Limit management and final repayments	9	20
Disposals	0
Closing/Ending balance	(3)	(13)
Lifetime expected credit losses | Stage 2 | Accumulated impairment | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	(2)
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	2
Limit management and final repayments	0	0
Disposals	0
Closing/Ending balance	0	0
Lifetime expected credit losses | Stage 2 | Accumulated impairment | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	(237)	(231)
Net transfers between stages	41	32
Business activity in the year	(61)	(31)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(36)	(70)
Limit management and final repayments	56	63
Closing/Ending balance	(237)	(237)
Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	2	4
Net transfers between stages	10	6
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(10)	(7)
Limit management and final repayments	(2)	(1)
Closing/Ending balance	0	2
Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	122	142
Net transfers between stages	77	87
Business activity in the year	1	2
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(72)	(88)
Limit management and final repayments	(24)	(21)
Disposals	(10)
Closing/Ending balance	94	122
Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	25	44
Net transfers between stages	3	17
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	12	(13)
Limit management and final repayments	(20)	(23)
Disposals	(1)
Closing/Ending balance	19	25
Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	1,019	847
Net transfers between stages	(94)	314
Business activity in the year	405	193
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(291)	(46)
Limit management and final repayments	(340)	(289)
Closing/Ending balance	699	1,019
Lifetime expected credit losses | Stage 3 excluding POCI | Accumulated impairment | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0
Lifetime expected credit losses | Stage 3 excluding POCI | Accumulated impairment | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Disposals	0
Closing/Ending balance	0	0
Lifetime expected credit losses | Stage 3 excluding POCI | Accumulated impairment | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Disposals	0
Closing/Ending balance	0	0
Lifetime expected credit losses | Stage 3 excluding POCI | Accumulated impairment | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	(25)	(44)
Net transfers between stages	0	(3)
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(11)	14
Limit management and final repayments	4	8
Closing/Ending balance	(32)	(25)
Lifetime expected credit losses | Stage 3 POCI | Gross exposure | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0
Lifetime expected credit losses | Stage 3 POCI | Gross exposure | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	6	0
Net transfers between stages	0	0
Business activity in the year	0	6
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1)	0
Limit management and final repayments	0	0
Disposals	0
Closing/Ending balance	5	6
Lifetime expected credit losses | Stage 3 POCI | Gross exposure | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Disposals	0
Closing/Ending balance	0	0
Lifetime expected credit losses | Stage 3 POCI | Gross exposure | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0
Lifetime expected credit losses | Stage 3 POCI | Accumulated impairment | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0
Lifetime expected credit losses | Stage 3 POCI | Accumulated impairment | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Disposals	0
Closing/Ending balance	0	0
Lifetime expected credit losses | Stage 3 POCI | Accumulated impairment | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Disposals	0
Closing/Ending balance	0	0
Lifetime expected credit losses | Stage 3 POCI | Accumulated impairment | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	£ 0	£ 0